Loans and Allowance for Credit Losses, Loans by Delinquency Status, Commercial (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008
By delinquency status:
90 or more DPD and still accruing	$ 17,810		$ 23,219
Nonaccrual loans	12,848		15,668
Purchased Credit Impaired Loans	23,320		26,727
Loans	862,551	[1],[2]	822,286	[1],[2]	798,351	769,631	757,267
Total Commercial [Member]
By delinquency status:
Nonaccrual loans	2,239		3,475
Purchased Credit Impaired Loans	1,507		2,504					18,704
Loans	414,826		377,090		359,814	344,709	320,306
Commercial and Industrial Loans [Member]
By delinquency status:
Nonaccrual loans	538		775
Purchased Credit Impaired Loans	75		215
Loans	271,795		235,358		223,703	205,824	182,059
Commercial Real Estate Mortgage [Member]
By delinquency status:
Nonaccrual loans	1,490		2,254
Purchased Credit Impaired Loans	1,261		1,856
Loans	111,996		112,427		106,392	106,028	99,490
Commercial Real Estate Construction [Member]
By delinquency status:
Nonaccrual loans	187		416
Purchased Credit Impaired Loans	171		433
Loans	18,728		16,934		16,983	19,470	25,371
Lease Financing [Member]
By delinquency status:
Nonaccrual loans	24		30
Purchased Credit Impaired Loans	0		0
Loans	12,307		12,371		12,736	13,387	13,386
Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Commercial [Member]
By delinquency status:
Current-29 DPD and still accruing	410,252		369,949
30-89 DPD and still accruing	781		1,019
90 or more DPD and still accruing	47		143
Nonaccrual loans	2,239		3,475
Loans, excluding Purchased Credit Impaired Loans	413,319		374,586
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial and Industrial Loans [Member]
By delinquency status:
Current-29 DPD and still accruing	270,624		234,012
30-89 DPD and still accruing	527		345
90 or more DPD and still accruing	31		11
Nonaccrual loans	538		775
Loans, excluding Purchased Credit Impaired Loans	271,720		235,143
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Mortgage [Member]
By delinquency status:
Current-29 DPD and still accruing	109,032		107,744
30-89 DPD and still accruing	197		538
90 or more DPD and still accruing	16		35
Nonaccrual loans	1,490		2,254
Loans, excluding Purchased Credit Impaired Loans	110,735		110,571
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Construction [Member]
By delinquency status:
Current-29 DPD and still accruing	18,345		15,885
30-89 DPD and still accruing	25		103
90 or more DPD and still accruing	0		97
Nonaccrual loans	187		416
Loans, excluding Purchased Credit Impaired Loans	18,557		16,501
Loans Excluding Purchased Credit-Impaired Loans [Member] | Lease Financing [Member]
By delinquency status:
Current-29 DPD and still accruing	12,251		12,308
30-89 DPD and still accruing	32		33
90 or more DPD and still accruing	0		0
Nonaccrual loans	24		30
Loans, excluding Purchased Credit Impaired Loans	$ 12,307		$ 12,371

[1]	Financial information for certain periods prior to 2014 was revised to reflect our determination that certain factoring arrangements did not qualify as loans. See Note 1 (Summary of Significant Accounting Policies) for more information.
[2]	Parenthetical amounts represent assets and liabilities for which we have elected the fair value option.